Contingency and Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Capital commitments [abstract]
Contractual commitments to acquire property, plant and equipment	¥ 48,707	¥ 62,027